Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	¥ 194,700	¥ 262,401
Additional provisions	79,037	26,743
Amounts used	(76,863)	(94,241)
Unused amounts reversed	(3,726)	(664)
Amortization of discount and effect of change in discount rate	67	92
Acquisition of subsidiaries and businesses		381
Others	(4,948)	(12)
Ending balance	188,267	194,700
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	157,333	229,422
Additional provisions	50,500	12,000
Amounts used	(61,961)	(83,528)
Unused amounts reversed	(479)	(439)
Amortization of discount and effect of change in discount rate	(142)	(122)
Others	(72)
Ending balance	145,179	157,333
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	37,367	32,979
Additional provisions	28,537	14,743
Amounts used	(14,902)	(10,713)
Unused amounts reversed	(3,247)	(225)
Amortization of discount and effect of change in discount rate	209	214
Acquisition of subsidiaries and businesses		381
Others	(4,876)	(12)
Ending balance	¥ 43,088	¥ 37,367